PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	$ 13,892
Property, plant and equipment, Ending Balance	13,982	$ 13,892
Future development costs	46	48
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	16,502	8,415
Additions (cash and non-cash)	1,526	1,529
Dispositions	(599)	(772)
Acquisitions through business combinations	79	6,577
Transfers and assets reclassified as held for sale	(56)	(332)
Changes in accounting policy		978
Foreign currency translation and other	552	107
Property, plant and equipment, Ending Balance	18,004	16,502
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(2,610)	(1,468)
Depreciation/depletion/impairment expense	(1,686)	(1,407)
Dispositions	316	263
Transfers and assets reclassified as held for sale	26	62
Foreign currency translation and other	(68)	(60)
Property, plant and equipment, Ending Balance	(4,022)	(2,610)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	633
Property, plant and equipment, Ending Balance	382	633
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	633	127
Additions (cash and non-cash)	1	1
Dispositions	(7)	(1)
Acquisitions through business combinations	0	523
Transfers and assets reclassified as held for sale	(267)	(22)
Changes in accounting policy		0
Foreign currency translation and other	22	5
Property, plant and equipment, Ending Balance	382	633
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Depreciation/depletion/impairment expense	0	0
Dispositions	0	0
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation and other	0	0
Property, plant and equipment, Ending Balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,602
Property, plant and equipment, Ending Balance	4,078	3,602
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,708	649
Additions (cash and non-cash)	174	346
Dispositions	(5)	(78)
Acquisitions through business combinations	5	2,886
Transfers and assets reclassified as held for sale	24	(107)
Changes in accounting policy		0
Foreign currency translation and other	365	12
Property, plant and equipment, Ending Balance	4,271	3,708
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(106)	(65)
Depreciation/depletion/impairment expense	(93)	(80)
Dispositions	2	21
Transfers and assets reclassified as held for sale	16	17
Foreign currency translation and other	(12)	1
Property, plant and equipment, Ending Balance	(193)	(106)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	4,226
Property, plant and equipment, Ending Balance	4,147	4,226
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	5,035	2,223
Additions (cash and non-cash)	547	582
Dispositions	(150)	(266)
Acquisitions through business combinations	64	2,677
Transfers and assets reclassified as held for sale	14	(178)
Changes in accounting policy		0
Foreign currency translation and other	82	(3)
Property, plant and equipment, Ending Balance	5,592	5,035
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(809)	(476)
Depreciation/depletion/impairment expense	(662)	(485)
Dispositions	52	123
Transfers and assets reclassified as held for sale	(4)	53
Foreign currency translation and other	(22)	(24)
Property, plant and equipment, Ending Balance	(1,445)	(809)
Machinery and equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	46	14
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,265
Property, plant and equipment, Ending Balance	3,111	3,265
Vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	3,970	3,792
Additions (cash and non-cash)	475	210
Dispositions	(254)	0
Acquisitions through business combinations	0	0
Transfers and assets reclassified as held for sale	(22)	(31)
Changes in accounting policy		0
Foreign currency translation and other	2	(1)
Property, plant and equipment, Ending Balance	4,171	3,970
Impairment loss	370	184
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(705)	(179)
Depreciation/depletion/impairment expense	(554)	(530)
Dispositions	193	0
Transfers and assets reclassified as held for sale	6	3
Foreign currency translation and other	0	1
Property, plant and equipment, Ending Balance	(1,060)	(705)
Others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	900
Property, plant and equipment, Ending Balance	1,012	900
Others | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,693	1,624
Additions (cash and non-cash)	15	157
Dispositions	(18)	(368)
Acquisitions through business combinations	4	263
Transfers and assets reclassified as held for sale	195	(54)
Changes in accounting policy		0
Foreign currency translation and other	42	71
Property, plant and equipment, Ending Balance	1,931	1,693
Others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(793)	(748)
Depreciation/depletion/impairment expense	(114)	(109)
Dispositions	6	95
Transfers and assets reclassified as held for sale	7	4
Foreign currency translation and other	(25)	(35)
Property, plant and equipment, Ending Balance	(919)	(793)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,266
Property, plant and equipment, Ending Balance	1,252	1,266
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,463	0
Additions (cash and non-cash)	314	233
Dispositions	(165)	(59)
Acquisitions through business combinations	6	228
Transfers and assets reclassified as held for sale	0	60
Changes in accounting policy		978
Foreign currency translation and other	39	23
Property, plant and equipment, Ending Balance	1,657	1,463
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(197)	0
Depreciation/depletion/impairment expense	(263)	(203)
Dispositions	63	24
Transfers and assets reclassified as held for sale	1	(15)
Foreign currency translation and other	(9)	(3)
Property, plant and equipment, Ending Balance	(405)	(197)
Oil and gas assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	$ 276	$ 271